Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Provisions
The account breaks down as follows as of the indicated dates:

	12.31.20	12.31.19
For Administrative, Disciplinary and Criminal Penalties	5,306	7,224
For Termination Benefits	220,824	233,287
Others	3,550,167	3,499,223

Total	3,776,297	3,739,734